Accounts Receivable, Net (Details) - Schedule of Allowance for Credit Losses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance for Credit Losses [Abstract]
Opening balance	$ 608,188
Credit loss expense		608,188
Written-off	(296,188)
Closing balance	$ 312,000	$ 608,188